Risks Arising from Financial Instruments and Risk Management (Details)	6 Months Ended			12 Months Ended
	Jun. 30, 2025 USD ($)	Jun. 30, 2025 CAD ($)	Jun. 30, 2025 EUR (€)	Dec. 31, 2024 USD ($)	Dec. 31, 2024 CAD ($)	Dec. 31, 2024 EUR (€)
Risks Arising from Financial Instruments and Risk Management [Line Items]
Other variables remain constant	5.00%	5.00%	5.00%
Increase decrease on company’s net income		$ 39,000	€ 6,000	$ 2,000	$ 85,000	€ 5,000
Percentage of accounts receivable				74.00%	74.00%	74.00%